BANK LOANS (Details - Related party guaranteed loans) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Carrying amount	$ 530	$ 685
Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	207	157
Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount	220	165
Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	100	172
Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	3	180
Debt Instruments Period Five Years [Member]
Debt Instrument [Line Items]
Carrying amount		11
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Carrying amount	163	205
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	52	48
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount	54	50
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	57	52
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	0	55
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Five Years [Member]
Debt Instrument [Line Items]
Carrying amount	0	0
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Carrying amount	96	120
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	30	27
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount	31	29
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	32	30
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	3	31
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Five Years [Member]
Debt Instrument [Line Items]
Carrying amount	0	3
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Carrying amount	271	360
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	125	82
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount	135	86
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	11	90
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	0	94
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Five Years [Member]
Debt Instrument [Line Items]
Carrying amount	$ 0	$ 8